Business acquisitions and development projects - Acquisition of Luning Solar Facility (Details) $ in Thousands	Feb. 17, 2017 USD ($)	Feb. 15, 2017 USD ($) MWac	Dec. 31, 2016 USD ($)
Luning Solar Facility
Business Acquisition [Line Items]
Business combination, purchase price		$ 110,856
Working capital		152
Property, plant and equipment		110,857
Asset retirement obligation		(546)
Non-controlling interest (tax equity)		(38,633)
Total net assets acquired		$ 71,830
Luning Solar Facility
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac		50
Partnership | Tax Investor | Luning Solar Facility
Business Acquisition [Line Items]
Partnership agreement, funded amount	$ 31,212		$ 7,826